Consolidated Income Statements $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 MXN ($) $ / shares	Dec. 31, 2015 MXN ($) $ / shares
Profit or loss [abstract]
Net sales	$ 203,374	$ 10,355	$ 177,082	$ 151,914
Other operating revenues	406	21	636	446
Total revenues	203,780	10,376	177,718	152,360
Cost of goods sold	112,094	5,708	98,056	80,330
Gross profit	91,686	4,668	79,662	72,030
Administrative expenses	8,983	457	7,423	6,405
Selling expenses	55,927	2,848	48,039	41,879
Other income	4,371	223	1,281	620
Other expenses	33,032	1,682	5,093	2,368
Interest expense	8,809	449	7,471	6,337
Interest income	887	45	715	414
Foreign exchange gain (loss), net	810	41	(1,792)	(1,459)
Gain (loss) on monetary position for subsidiaries in hyperinflationary economies	1,591	81	2,417	(33)
Market value gain on financial instruments	246	13	51	142
(Loss) income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method	(7,160)	(365)	14,308	14,725
Income taxes	4,554	232	3,928	4,551
Share of the profit of associates and joint ventures accounted for using the equity method, net of taxes	60	3	147	155
Consolidated net (loss) income	(11,654)	(594)	10,527	10,329
Attributable to:
Equity holders of the parent	(12,802)	(652)	10,070	10,235
Non-controlling interest	1,148	58	457	94
Consolidated net (loss) income	$ (11,654)	$ (594)	$ 10,527	$ 10,329
Earnings per share
Basic net controlling interest (loss) income | (per share)	$ (6.12)	$ (0.31)	$ 4.86	$ 4.94
Diluted net controlling interest (loss) income | (per share)	$ (6.12)	$ (0.31)	$ 4.85	$ 4.94